Notes Payable (Details) - Schedule of notes payable - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of notes payable [Abstract]
Notes payable	$ 989,716	$ 400,000
Note payable - PPP note	156,200	156,200
Total notes payable	1,145,916	556,200	400
Less: current portion of notes payable	(604,560)	(521,138)	(400,000)
Notes payable – long-term	$ 541,356	$ 35,062